NOTE 5 – ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable, before Allowance for Credit Loss, Current	$ 3,278,581	$ 3,118,318
Accounts Receivable, after Allowance for Credit Loss, Current	2,138,215	1,933,221
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	$ 1,140,366	$ 1,185,097